REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM



To the Shareholders and
Board of Trustees of
Investment Managers Series Trust
Glendora, California 91740


In planning and performing our audits of the consolidated financial statements of the SilverPepper Commodity Strategies
Global Macro Fund and the financial
statements of the SilverPepper Merger
Arbitrage Fund (the Funds), each a
series of shares of Investment Managers
Series Trust, as of and for the period
ended June 30, 2022, in accordance with
the standards of the Public Company
Accounting Oversight Board (United
States), we considered their internal
control over financial reporting,
including control activities for
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such
opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a companys assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the companys annual or interim financial statements will not be prevented or detected on a timely basis.






To the Shareholders and
Board of Trustees of
Investment Managers Series Trust
Page 2





Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no deficiencies in the Funds internal control over financial reporting and their operation, including controls for safeguarding securities, which we consider to be material weaknesses, as defined above, as of June 30, 2022.

This report is intended solely for the
information and use of management,
Shareholders and Board of Trustees of
Investment Managers Series Trust and the
Securities and Exchange Commission, and
is not intended to be and should not be
used by anyone other than these specified parties.



/s/ TAIT, WELLER & BAKER, LLP
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2022